Summary of Significant Accounting Policies (Tables)	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021
Accounting Policies [Line Items]
Schedule of computation of basic and diluted net loss per share in relation to the Class A Common Stock	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary shares:

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$3,731,852	$932,963	$853,023	$206,938
Denominator:
Basic weighted average ordinary shares outstanding	34,500,000	8,625,000	34,500,000	8,369,505
Diluted weighted average ordinary shares outstanding	34,500,000	8,625,000	34,500,000	8,625,000

Basic net income per ordinary share	$0.11	$0.11	$0.02	$0.02

Diluted net income per ordinary share	$0.11	$0.11	$0.02	$0.02

Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]

As of March 4, 2021	As Reported	Adjustment	As Restated
Total assets	$346,880,911	—	$346,880,911
Total liabilities	$25,770,690	—	$25,770,690
Class A ordinary shares subject to redemption	316,110,220	28,889,780	$345,000,000
Preferred shares	—	—	—
Class A ordinary shares	289	(289)	—
Class B ordinary shares	863	—	863
Additional paid-in capital	5,543,115	(5,543,115)	—
Accumulated deficit	(544,266)	(23,346,376)	(23,890,642)
Total shareholders’ equity (deficit)	$5,000,001	$(28,889,780)	$(23,889,779)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$346,880,911	$—	$346,880,911
The impact of the restatement on the unaudited condensed balance sheets and unaudited condensed statements of operations for the Affected Quarterly Periods is presented below.
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed balance sheet as of March 31, 2021:

As of March 31, 2021	As Reported	Adjustment	As Restated
Total assets	$346,801,623	—	$346,801,623
Total liabilities	$26,267,320	—	$26,267,320
Class A ordinary shares subject to redemption	315,534,300	29,465,700	$345,000,000
Preferred shares	—	—	—
Class A ordinary shares	294	(294)	—
Class B ordinary shares	863	—	863
Additional paid-in capital	6,172,654	(6,172,654)	—
Accumulated deficit	(1,173,808)	(23,292,752)	(24,466,560)
Total shareholders’ equity (deficit)	$5,000,003	$(29,465,700)	$(24,465,697)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$346,801,623	$—	$346,801,623
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed statement of cash flows for the three months ended March 31, 2021:

Form 10-Q: Three Months Ended March 31, 2021
	As Reported	Adjustment	As Restated
Cash Flow from Operating Activities	$(476,570)	$—	$(476,570)
Cash Flows from Investing Activities	$(345,000,000)	$—	$(345,000,000)
Cash Flows from Financing Activities	$346,861,861	$—	$346,861,861
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accounts payable	$65,450	$—	$65,450
Offering costs included in accrued expenses	$302,000	$—	$302,000
Deferred underwriting commissions in connection with the initial public offering	$12,075,000	$—	$12,075,000
Initial value of Class A ordinary shares subject to possible redemption	$316,110,220	$(316,110,220)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(575,920)	$575,920	$—
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed balance sheet as of June 30, 2021:

As of June 30, 2021	As Reported	Adjustment	As Restated
Total assets	$346,622,172	—	$346,622,172
Total liabilities	$28,533,605	—	$28,533,605
Class A ordinary shares subject to redemption	313,088,560	31,911,440	$345,000,000
Preferred shares	—	—	—
Class A ordinary shares	319	(319)	—
Class B ordinary shares	863	—	863
Additional paid-in capital	8,618,370	(8,618,370)	—
Retained earnings (accumulated deficit)	(3,619,545)	(23,292,752)	(26,912,297)
Total shareholders’ equity (deficit)	$5,000,007	$(31,911,441)	$(26,911,434)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$346,622,172	$— *	$346,622,172

*	de minimis rounding
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed statement of cash flows for the six months ended June 30, 2021:

Form 10-Q: Six Months Ended June 30, 2021
	As Reported	Adjustment	As Restated
Cash Flow from Operating Activities	$(565,125)	$—	$(565,125)
Cash Flows from Investing Activities	$(345,000,000)	$—	$(345,000,000)
Cash Flows from Financing Activities	$346,796,412	$—	$346,796,412
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	$302,000	$—	$302,000
Deferred underwriting commissions in connection with the initial public offering	$12,075,000	$—	$12,075,000
Initial value of Class A ordinary shares subject to possible redemption	$316,110,220	$(316,110,220)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(3,021,660)	$3,021,660	$—

Schedule Of Error Corrections And Prior Period Adjustments Of Financial Statement [Table Text Block]
In connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company also revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. The impact to the reported amounts of weighted averages shares outstanding and basic and diluted earnings per ordinary share is presented below for the Affected Quarterly Periods:

	EPS for Class A ordinary shares (redeemable)
	As Reported	Adjustment	As Adjusted
Form 10-Q (March 31, 2021) - three months ended March 31, 2021
Net loss	$(1,159,117)	$—	$(1,159,117)
Weighted average shares outstanding	31,608,965	2,891,035	34,500,000
Basic and diluted earnings per share	$0.00	$(0.03)	$(0.03)
Form 10-Q (June 30, 2021) - three months ended June 30, 2021
Net loss	$(2,445,737)	$—	$(2,445,737)
Weighted average shares outstanding	31,550,742	2,949,258	34,500,000
Basic and diluted earnings per share	$0.00	$(0.06)	$(0.06)
Form 10-Q (June 30, 2021) - six months ended June 30, 2021
Net loss	$(3,604,854)	$—	$(3,604,854)
Weighted average shares outstanding	31,564,442	2,935,558	34,500,000
Basic and diluted earnings per share	$0.00	$(0.08)	$(0.08)

	EPS for Class B ordinary shares (non- redeemable)
	As Reported	Adjustment	As Adjusted
Form 10-Q (March 31, 2021) - three months ended March 31, 2021
Net loss	$(1,159,117)	$—	$(1,159,117)
Weighted average shares outstanding	8,749,433	(899,433)	7,850,000
Basic and diluted earnings per share	$(0.13)	$0.10	$(0.03)
Form 10-Q (June 30, 2021) - three months ended June 30, 2021
Net loss	$(2,445,737)	$—	$(2,445,737)
Weighted average shares outstanding	11,574,258	(2,949,258)	8,625,000
Basic and diluted earnings per share	$(0.21)	$0.15	$(0.06)
Form 10-Q (June 30, 2021) - six months ended June 30, 2021
Net loss	$(3,604,854)	$—	$(3,604,854)
Weighted average shares outstanding	10,169,649	(1,930,008)	8,239,641
Basic and diluted earnings per share	$(0.36)	$0.28	$(0.08)

Schedule of computation of basic and diluted net loss per share in relation to the Class A Common Stock	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary shares:

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$3,731,852	$932,963	$853,023	$206,938
Denominator:
Basic weighted average ordinary shares outstanding	34,500,000	8,625,000	34,500,000	8,369,505
Diluted weighted average ordinary shares outstanding	34,500,000	8,625,000	34,500,000	8,625,000

Basic net income per ordinary share	$0.11	$0.11	$0.02	$0.02

Diluted net income per ordinary share	$0.11	$0.11	$0.02	$0.02

Rigetti Holdings [Member]
Accounting Policies [Line Items]
Schedule of computation of basic and diluted net loss per share in relation to the Class A Common Stock
The following table sets forth the computation of the basic and diluted net loss per share in relation to the Class A Common Stock:

	October 31,
	2021	2020
Net Loss	$(29,507,327)	$(17,895,346)
Basic and diluted shares
Weighted-average Class A Common Stock outstanding	22,067,245	20,636,737
Loss per share for Class A Common Stock
— Basic	$(1.34)	$(0.87)
— Diluted	$(1.34)	$(0.87)

The following table sets forth the computation of the basic and diluted net loss per share in relation to the Class A Common Stock:

	January 31,
	2021	2020
Net Loss	$(26,127,496)	$(53,816,321)

Basic and diluted shares
Weighted-average Class A Common Stock outstanding	20,719,085	7,495,071

Loss per share for Class A Common Stock
— Basic	$(1.26)	$(7.18)
— Diluted	$(1.26)	$(7.18)

Schedule of reconciliation of cash and restricted cash	The following table provides a reconciliation of cash and restricted cash in the condensed consolidated balance sheets to the total amount shown in the condensed consolidated statements of cash flows:

	October 31, 2021	January 31, 2021
Cash	$13,124,285	$22,202,388
Restricted cash	317,134	317,134

Total cash and restricted cash	$13,441,419	$22,519,522

The following table provides a reconciliation of cash and restricted cash in the consolidated balance sheets to the total amount shown in the consolidated statements of cash flows:

	January 31,
	2021	2020
Cash	$22,202,388	$308,707
Restricted cash	317,134	317,134

Total cash and restricted cash	$22,519,522	$625,841

Schedule of computation of basic and diluted net loss per share in relation to the Class A Common Stock
The following table sets forth the computation of the basic and diluted net loss per share in relation to the Class A Common Stock:

	October 31,
	2021	2020
Net Loss	$(29,507,327)	$(17,895,346)
Basic and diluted shares
Weighted-average Class A Common Stock outstanding	22,067,245	20,636,737
Loss per share for Class A Common Stock
— Basic	$(1.34)	$(0.87)
— Diluted	$(1.34)	$(0.87)

The following table sets forth the computation of the basic and diluted net loss per share in relation to the Class A Common Stock:

	January 31,
	2021	2020
Net Loss	$(26,127,496)	$(53,816,321)

Basic and diluted shares
Weighted-average Class A Common Stock outstanding	20,719,085	7,495,071

Loss per share for Class A Common Stock
— Basic	$(1.26)	$(7.18)
— Diluted	$(1.26)	$(7.18)

Schedule of number of shares outstanding dilutive Class A Common Stock
The number of shares outstanding underlying the potential dilutive Class A Common Stock at October 31, 2021 and 2020 are as follows:

	October 31,
	2021	2020
Convertible Series C Preferred Stock	69,223,658	69,223,658
Common Stock Warrants	10,952,096	10,197,532
Stock Options	14,986,512	17,296,199
Restricted Stock Units	6,736,961	—

	101,899,227	96,717,389

The number of shares outstanding underlying the potential dilutive Class A Common Stock at January 31, 2021 and 2020 were summarized as below:

	January 31,
	2021	2020
Convertible Series C Preferred Stock	69,223,658	14,154,064
Common Stock Warrants	3,406,156	—
Stock Options	17,008,770	3,769,196

	89,638,584	17,923,260

Schedule of number of shares outstanding dilutive Class B Common Stock
The number of shares outstanding underlying the potential dilutive Class B Common Stock at October 31, 2021 and 2020 are as follows:

	October 31,
	2021	2020
Convertible Series C-1 Preferred Stock	29,502,847	29,502,847

	29,502,847	29,502,847

Schedule of company's revenue
Customers accounting for 10% or more of the Company’s revenue during the years ended January 31, 2021 and 2020 were:

Customer	2021	2020
Customer A	32%	16%
Customer B	31%	*
Customer C	15%	32%
Customer D	*	24%
Customer E	*	10%

* Customer accounted for less than 10% of revenue in the respective year